Average Annual Total Returns	12 Months Ended
Nov. 30, 2013
Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.16%)
Five Years	5.57%
Ten Years	3.97%
Inception Date	Jun. 18, 1990
Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.16%
Ten Years	1.33%
Inception Date	Jun. 18, 1990
Return After Taxes on Distributions | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.25%)
Five Years	5.54%
Ten Years	3.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.13%)
Five Years	5.29%
Ten Years	4.02%
Barclays OH Municipal Bond Index | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.01%)
Five Years	6.21%
Ten Years	3.85%
Other States Tax-Exempt Money Market Funds Average | Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.04%
Ten Years	1.05%
Spliced Ohio Tax-Exempt Money Market Funds Average | Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.05%
Ten Years	1.06%